[AUSA Life Insurance Company, Inc. Letterhead]

March 14, 2003

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Separate Account VA BNY

File No. 811-08750, CIK 0000929519

Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the “Act”), Separate Account VA BNY, a unit investment trust registered under the Act, recently mailed to its contract owners the annual reports for the following underlying management investment companies: AEGON/Transamerica Series Fund, Inc., AIM Variable Insurance Funds, Alliance Variable Products Series Fund, Inc., Janus Aspen Series, MFS® Variable Insurance TurstSM, Variable Insurance Products Fund, Variable Insurance Products Fund II and Variable Insurance Products Fund III. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act:

•	On February 27, 2003, AEGON/Transamerica Series Fund, Inc., filed its annual report with the Commission via EDGAR (CIK: 0000778207);
•	On March 4, 2003, AIM Variable Insurance Funds – Series II filed its annual report with the Commission via EDGAR (CIK: 0000896435);
•	On February 21, 2003, Alliance Variable Products Series Fund, Inc. – Class B filed its annual report with the Commission via EDGAR (CIK: 0000825316);
•	On February 21, 2003, Janus Aspen Series filed its annual report with the Commission via EDGAR (CIK: 0000906185);
•	On February 14, 2003, MFS® Variable Insurance Trust SM – Service Class filed its annual report with the Commisson via EDGAR (CIK: 0000918571);
•	On February 28, 2003, Variable Insurance Products Fund filed its annual report with the Commission via EDGAR (CIK: 0000356494);
•	On February 28, 2003, Variable Insurance Products Fund II filed its annual report with the Commission via EDGAR (CIK: 0000831016); and

Securities and Exchange Commission

March 14, 2003

•	On February 28, 2003, Variable Insurance Products Fund III filed its annual report with the Commission via EDGAR (CIK: 0000927384).

To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

AUSA Life Insurance Company, Inc.

/s/ Frank A. Camp

Frank A. Camp

Division General Counsel

Financial Markets Group